Provision for Reclamation Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Provision For Reclamation Liabilities Details
Beginning balance	$ 2,481	$ 3,510
Revised Johnny Mountain Mine closure	7,439
Derecognition of Red Mountain		(1,039)
Disbursements	(2,021)
Accretion	170	10
Ending balance	8,069	2,481
Provision for reclamation liabilities - current			$ 955
Provision for reclamation liabilities - long-term			7,114	2,481
Total	$ 8,069	$ 2,481	$ 8,069	$ 2,481